Equity-Based Compensation - Schedule of Stock Appreciation Rights Transactions (Details) - shares	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Options outstanding, beginning balance	11,117,724	11,123,391	0
Granted	68,593	14,560	11,123,391
Options outstanding, ending balance	11,165,009	11,117,724	11,123,391	0
Stock Appreciation Rights (SARs)
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Options outstanding, beginning balance		0	179,925	196,625	230,675
Expired				(3,200)	(17,550)
Granted			0
Canceled			(11,800)	(13,500)	(16,500)
Cash settlement or converted into common stock			(168,125)
Options outstanding, ending balance			0	179,925	196,625